Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets
Cash	$ 9,320,381	$ 17,141,775
Trade receivables, net	108,630	66,984
Inventories	493,588	175,469
Prepaid expenses and other current assets	1,052,693	994,113
Total Current Assets	10,975,292	18,378,341
Property and equipment, net	1,606,333	661,692
Intangible assets	3,536,089
Right-of-use assets	1,788,977	1,177,695
Other assets	104	23,275
Total assets	17,906,795	20,241,003
Current Liabilities
Accounts payable and accrued liabilities	3,104,456	2,916,679
Convertible debt	7,249,439	43,057
Convertible debt - related party	31,719	32,181
Silent partnerships, current portion		759,168
Silent partnerships, current portion - related party		206,167
Intellectual property acquisition liability, current portion - related party	400,854
Lease liabilities, current	474,011	285,354
Total current liabilities	11,260,479	4,242,606
Silent partnerships, non-current	713,928	687,128
Silent partnerships, non-current - related party	257,988	256,086
Lease liabilities, non-current	1,428,368	959,116
Intellectual property acquisition liability, non-current - related party	796,664
Total Liabilities	14,457,427	6,144,936
Shareholders’ equity
Share capital	187,890	164,896
Share premium	46,525,899	38,831,542
Reserve	20,497,224	18,079,741
Accumulated deficit	(64,144,694)	(43,032,294)
Accumulated other comprehensive income	383,049	52,182
Total shareholders’ equity	3,449,368	14,096,067
Total liabilities and shareholders’ equity	$ 17,906,795	$ 20,241,003